Options and Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding, Weighted Average Exercise Price	$ 0.72	$ 0.74	$ 0.59
Options Granted	201,997	1,209,172	3,445,900
Options Granted, Weighted Average Exercise Price		$ 0.66	$ 1.00
Options Exercised		(146,250)	(150,000)
Options Exercised, Weighted Average Exercise Price		$ 0.77	$ 0.50
Options Forfeited		0	0
Options Forfeited, Weighted Average Exercise Price		$ 0	$ 0
Options Cancelled		(100,000)	0
Options Cancelled, Weighted Average Exercise Price		$ 2.45	$ 0
Options Expired		0	0
Options Expired, Weighted Average Exercise Price		$ 0	$ 0
Options Outstanding, Weighted Average Exercise Price		$ 0.72	$ 0.74
Option [Member]
Options Outstanding	11,096,428
Options Outstanding, Weighted Average Exercise Price	$ 0.72
Options Granted	548,157
Options Granted, Weighted Average Exercise Price	$ 0.27
Options Exercised
Options Exercised, Weighted Average Exercise Price
Options Forfeited
Options Forfeited, Weighted Average Exercise Price
Options Cancelled
Options Cancelled, Weighted Average Exercise Price
Options Expired
Options Expired, Weighted Average Exercise Price
Options Outstanding	11,644,585	11,096,428
Options Outstanding, Weighted Average Exercise Price	$ 0.69	$ 0.72